Accounts Payable and Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following as of:

	September 30, 2025	December 31, 2024

Accounts payable	4,656,966	2,312,382

Payable to statutory authorities	99,350	55,699
Client liabilities	239,086	574,603
Salary payable	27,878	91,825
Other accrued liabilities	3,240,125	1,162,687
Other accrued liabilities	3,606,439	1,884,814

Provision for Gratuity Long term	121,903	74,817
Other accrued liabilities	67,499	-
Other accrued liabilities- Non Current	189,402	74,817

Total accounts payable, accrued current and non current expenses	8,452,807	4,272,013

Accounts payable and accrued expenses consisted of the Year ended December 31, 2024 and December 31, 2023:

	2024	2023
Accounts Payable	2,312,382	901,552

Payable to statutory authorities	55,699	35,149
Client liabilities	574,603	49,160
Salary payable	91,825	48,216
Other accrued liabilities	1,162,687	357,414
Other accrued liabilities	1,884,814	489,939

Provision for Gratuity	74,817	33,933
Other accrued liabilities- non-current	74,817	33,933

Total accounts payable, accrued expense and other liabilities	4,272,013	1,425,424